DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES	12 Months Ended
Dec. 31, 2011
DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES
7.	DERIVATIVE INSTRUMENTS AND HEDGING STRATEGIES

Assets and liabilities arising from outstanding derivative positions are included in the accompanying consolidated balance sheets as other receivables and other liabilities, as follows:

	At December 31, 2011
	Noncurrent other receivables	Current other liabilities	Noncurrent other liabilities
Derivatives designated as hedging instruments
Interest rate collar (cash flow hedge)	$-	$582	$1,145
Interest rate swap (cash flow hedge)	-	251	643
	$-	$833	$1,788

	At December 31, 2010
	Noncurrent other receivables	Current other liabilities	Noncurrent other liabilities
Derivatives designated as hedging instruments
Interest rate collar (cash flow hedge)	$642	$791	$567
Interest rate swap (cash flow hedge)	-	160	129
	$642	$951	$696

The Company evaluates the risk of counterparty default by monitoring the financial condition of the financial institutions and counterparties involved, by primarily conducting business with large, well-established financial institutions and international traders, and diversifying its counterparties. The Company does not currently anticipate nonperformance by any of its counterparties.

CASH FLOW HEDGE

FFA

From April 2008 onwards, the Company entered into FFAs either via a clearing house or over the counter with the objective to utilize them as hedging instruments to reduce its exposure to changes in the spot market rates earned by its vessels in the Capesize fleet.  These FFAs involve a contract to provide a fixed number of theoretical days of voyages at fixed rates.  These contracts are net settled each month with the Company receiving a fixed rate per day and paying the average rate of the C4TC Index.  The FFAs are hedging the fluctuation in the revenues of the Capesize fleet which is contracted at the average rate of the C4TC Index.

At December 31, 2011 and 2010 there are no outstanding positions on FFAs.

As result of the sale of Princess Marisol and Princess Katherine in 2010, FFA positions maturing between May and December 2010 were no longer probable of occurring and thus no longer qualified as effective cash flow hedges.

During the year ended December 31, 2010, the Company recorded an aggregate realized gain of $10,710, in connection with these FFA positions, which are reflected in the Company's consolidated statements of operations as Other income (expenses) – (loss) gains on derivatives, net.

During the years ended December 31, 2010 and 2009, the Company received net cash settlements for its FFA positions totaling, $16,666 and $32,279, respectively.

INTEREST RATE COLLAR AGREEMENT

On May 7, 2010, through UABL Limited, our holding subsidiary in the River Business, we entered into an interest rate collar transaction with International Finance Corporation (IFC) through which we expect to hedge our exposure to interest volatility under our financings with IFC and OFID from June 2010 to June 2016. The initial notional amount is $75,000 (subsequently adjusted in accordance with the amortization schedule under these financings), with UABL Limited being the USD Floor Rate seller at a floor strike rate of 1.69%, and IFC being the USD Cap Rate seller at a cap strike rate of 5.00%. This contract qualifies for hedge accounting and as such changes in its fair value are included in other comprehensive income (loss) in the consolidated financial statements. The fair value of this agreement equates to the amount that would be paid or received by the Company if the agreement were cancelled at the reporting date, taking into account current and prospective interest rates and creditworthiness of the Company.

As of December 31, 2011, the total notional amount of the interest rate collar is $75,000.

INTEREST RATE SWAP AGREEMENTS

On December 16, 2010, through UP Offshore (Bahamas) Ltd., our holding subsidiary in the Offshore Supply Business, we entered into an interest rate swap transaction with Banco Security through which we expect to hedge our exposure to interest volatility under our financing with Banco Security and DVB Bank SE from December 2010 to December 2018. The initial notional amount is $5,000 (subsequently adjusted in accordance with the amortization schedule under this financing) with UP Offshore (Bahamas) Ltd. paying a fixed interest rate of 3.67% and receiving a variable interest rate based on LIBOR on the notional amount.

As of December 31, 2011, the total notional amount of the interest rate swap is $4,583.

Additionally, on June 14, 2011, through UP Offshore (Bahamas) Ltd., our holding subsidiary in the Offshore Supply Business, we entered into a second interest rate swap transaction with Banco Security through which we expect to hedge our exposure to interest volatility under our financing with Banco Security and DVB Bank SE from June 2011 to December 2018. The initial notional amount is $5,000 (subsequently adjusted pro rata in accordance with the amortization schedule under this financing) with UP Offshore (Bahamas) Ltd. paying a fixed interest rate of 3.122% and receiving a variable interest rate based on LIBOR on the notional amount.

As of December 31, 2011, the total notional amount of the interest rate swap is $4,792.

These contracts qualify for hedge accounting and as such changes in its fair value are included in other comprehensive income (loss) in the consolidated financial statements. The fair value of these agreements equate to the amount that would be paid or received by the Company if the agreement were cancelled at the reporting date, taking into account current and prospective interest rates and creditworthiness of the Company.

OTHER DERIVATIVE INSTRUMENTS

Forward currency exchange contracts

From time to time the Company entered into and settled forward currency exchange contracts. These contracts were not designated as cash flow hedges and the changes in fair value were reflected in Other income (expenses) - (loss) gains on derivatives, net.

At December 31, 2011 and 2010, there are no outstanding positions on forward currency exchange contracts.

During the year ended December 31, 2009 the Company received cash settlements totaling $2,638 for these positions.

(Loss) gains on derivatives, net included in the accompanying consolidated statements of operations for the three years ended December 31, 2011 are as follows:

	For the years ended December 31,
	2011	2010	2009

FFA	$-	$10,475	$-
Forward currency exchange contracts	-	-	241
Other	(16)	(1)	-
	$(16)	$10,474	$241